Schedule of Other Assets (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred financing costs , current portion	€ 0	€ 31
Other prepaid expenses, current portion	367	590
Total	€ 367	€ 621